Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances Above (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2010
Increase in provision for recalls and other safety measures	¥ 105,698